RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction
Commission fee from related parties	¥ 1,529	¥ 54
Amount due to related parties	11,984
STT Singapore DC Pte. Ltd.
Related Party Transaction
Commission fee from related parties	413
Amount due to related parties	5,633
STT DEFU 2 Pte. Ltd.
Related Party Transaction
Commission fee from related parties	123
Amount due to related parties	6,351
CyrusOne
Related Party Transaction
Commission fee from related parties	993	¥ 54
Amount due from a related party	¥ 1,132		¥ 140